Stockholder's Deficit - Summary of Warrant Activity (Details)	6 Months Ended
Jun. 30, 2017 USD ($) $ / shares shares
Equity [Abstract]
Warrants Outstanding, Beginning Balance | shares	846,765
Warrants Outstanding, Granted | shares	400,019
Warrants Outstanding, Exercised | shares	(40,834)
Warrants Outstanding, Forfeited and Cancelled | shares	(74,873)
Warrants Outstanding, Ending Balance | shares	1,131,077
Warrants Outstanding Weighted Average Remaining Life, Beginning Balance	2 years 9 months 7 days
Warrants Outstanding Weighted Average Remaining Life, Granted	3 years
Warrants Outstanding Weighted Average Remaining Life, Exercised	2 years
Warrants Outstanding Weighted Average Remaining Life, Forfeited and Cancelled	2 years
Warrants Outstanding Weighted Average Remaining Life, Ending Balance	2 years 6 months 3 days
Warrants Outstanding Weighted Average Exercise Price, Beginning Balance	$ 6.48
Warrants Outstanding Weighted Average Exercise Price, Granted	7.50
Warrants Outstanding Weighted Average Exercise Price, Exercised	3.90
Warrants Outstanding Weighted Average Exercise Price, Forfeited and Cancelled	6.00
Warrants Outstanding Weighted Average Exercise Price, Ending Balance	$ 6.88
Warrants Outstanding Aggregate Intrinsic Value, Beginning Balance | $	$ 0
Warrants Outstanding Aggregate Intrinsic Value, Granted	$ 0
Warrants Outstanding Aggregate Intrinsic Value, Ending Balance | $	$ 0